Leases - Narratives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 8,183	$ 7,943
Rent expense under prior guidance			$ 9,031